UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     May 12, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $6,123,635 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP.
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ANGELICA CORP                  COM              034663104   185600  3808512          DEFINED 0             3808512
APRIA HEALTHCARE GROUP INC     COM              037933108   279800  6429804          DEFINED 0             6429804
ARTESYN TECHNOLOGIES INC       COM              043127109   245553  2688805          DEFINED 0             2688805
BANK OF AMERICA CORPORATION    COM              060505104   162791  7250711          DEFINED 0             7250711
BRISTOL MYERS SQUIBB CO        COM              110122108    25000   615250          DEFINED 0              615250
BURLINGTON RES INC             COM              122014103    37500  3452250          DEFINED 0             3452250
CHAMPS ENTMT INC DEL           COM              158787101    60154   496271          DEFINED 0              496271
CHECKERS DRIVE-IN RESTAURANT   COM NEW          162809305   295800  4386714          DEFINED 0             4386714
DAVE & BUSTERS INC             COM              23833N104   210100  3792305          DEFINED 0             3792305
EMERSON RADIO CORP             COM NEW          291087203    54200   202708          DEFINED 0              202708
FEDERATED DEPT STORES INC DE   COM              31410H101    23182  1692286          DEFINED 0             1692286
GOLD BANC CORP INC             COM              379907108   732850 13448604          DEFINED 0            13448604
GUIDANT CORP                   COM              401698105    89985  7024229          DEFINED 0             7024229
HOLLINGER INTL INC             CL A             435569108   420000  3519600          DEFINED 0             3519600
I-MANY INC                     COM              44973Q103   985000  1576000          DEFINED 0             1576000
INFOUSA INC NEW                COM              456818301  1069628 13883771          DEFINED 0            13883771
JOHNSON OUTDOORS INC           CL A             479167108   168862  3022630          DEFINED 0             3022630
KATY INDS INC                  COM              486026107   156800   564480          DEFINED 0              564480
LYON WILLIAM HOMES             COM              552074106    29980  2868486          DEFINED 0             2868486
MASSEY ENERGY CORP             COM              576206106   124430  4488190          DEFINED 0             4488190
NEXTEL PARTNERS INC            CL A             65333F107    84120  2382278          DEFINED 0             2382278
OFFICEMAX INC                  COM              67622P101    76100  2295937          DEFINED 0             2295937
PMA CAP CORP                   CL A             693419202   182700  1859886          DEFINED 0             1859886
SPRINT CORP                    COM FON GROUP    852061100   116000  2997440          DEFINED 0             2997440
TIME WARNER INC                COM              887317105   162500  2728375          DEFINED 0             2728375
TOWN & CTRY TR                 SH BEN INT       892081100    69920  2840850          DEFINED 0             2840850
WHX CORP                       PFD CV SER A     929248508    62563   635014          DEFINED 0              635014
WHX CORP                       PFD CV SER B     929248128    12517    13143          DEFINED 0               13143